MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares Security Description Value
Common Stock - 51.6%
Communication Services - 5.6%
28,660 Alphabet, Inc., Class A
(a)
$ 4,842,107
34,293 AT&T, Inc. 794,226
32,172 Comcast Corp., Class A 1,389,509
7,289 Meta Platforms, Inc., Class A 4,186,218
10,041 The Walt Disney Co. 1,179,516
17,941 Verizon Communications, Inc. 795,504
8,296 Warner Bros Discovery, Inc.
(b)
86,942
13,274,022
Consumer Discretionary - 4.4%
22,360 Amazon.com, Inc.
(a)(b)
4,648,420
2,814 McDonald's Corp. 832,972
10,544 NIKE, Inc., Class B 830,551
10,011 The Home Depot, Inc.
(a)
4,296,021
10,607,964
Consumer Staples - 3.3%
11,233 Altria Group, Inc. 648,594
5,660 Anheuser-Busch InBev SA/NV, ADR 304,508
1,270 Costco Wholesale Corp. 1,234,288
5,376 Diageo PLC, ADR 641,679
15,152 Mondelez International, Inc., Class A 984,122
9,224 PepsiCo., Inc.
(a)
1,507,663
4,882 The Procter & Gamble Co. 875,147
17,265 Walmart, Inc. 1,597,013
7,793,014
Energy - 2.1%
4,159 Chevron Corp. 673,467
4,761 EOG Resources, Inc. 634,451
7,329 Exxon Mobil Corp. 864,529
48,133 Kinder Morgan, Inc. 1,360,720
5,807 Marathon Petroleum Corp. 906,763
3,323 Occidental Petroleum Corp. 168,077
8,894 Schlumberger NV 390,802
4,998,809
Financials - 8.2%
52,675 Bank of America Corp.
(a)
2,502,589
4,184 Berkshire Hathaway, Inc., Class B
(b)
2,020,956
7,060 Chubb, Ltd. 2,038,434
11,965 Citigroup, Inc. 847,959
12,857 JPMorgan Chase & Co. 3,210,650
14,790 MetLife, Inc. 1,304,922
12,732 The Charles Schwab Corp. 1,053,700
13,795 U.S. Bancorp 735,136
14,260 Visa, Inc., Class A
(a)
4,493,041
19,495 Wells Fargo & Co. 1,484,934
19,692,321
Health Care - 6.1%
15,837 Abbott Laboratories
(a)
1,880,960
9,442 AbbVie, Inc. 1,727,225
7,031 Amgen, Inc. 1,988,859
11,136 Bristol-Myers Squibb Co. 659,474
9,531 CVS Health Corp. 570,430
9,690 Johnson & Johnson
(a)
1,502,047
10,745 Medtronic PLC 929,872
6,765 Merck & Co., Inc. 687,595
676 Organon & Co. 10,728
20,839 Pfizer, Inc. 546,190
6,703 UnitedHealth Group, Inc.
(a)
4,090,171

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares Security Description Value
Health Care - 6.1% (continued)
2,585 Viatris, Inc. $ 33,838
14,627,389
Industrials - 3.1%
5,392 Carrier Global Corp. 417,179
9,007 Honeywell International, Inc. 2,098,000
2,696 Otis Worldwide Corp. 277,634
14,637 RTX Corp. 1,783,226
3,529 The Boeing Co.
(b)
548,548
4,919 Union Pacific Corp. 1,203,483
7,679 United Parcel Service, Inc., Class B 1,042,194
7,370,264
Information Technology - 16.6%
12,466 Advanced Micro Devices, Inc.
(b)
1,710,023
40,860 Apple, Inc.
(a)
9,697,304
23,870 Broadcom, Inc. 3,868,850
27,517 Cisco Systems, Inc. 1,629,282
4,805 Fortinet, Inc.
(b)
456,715
15,389 Intel Corp. 370,105
2,669 Intuit, Inc. 1,712,777
19,736 Microsoft Corp.
(a)
8,357,407
20,240 NVIDIA Corp. 2,798,180
24,562 Oracle Corp. 4,540,040
12,656 QUALCOMM, Inc. 2,006,356
2,444 ServiceNow, Inc.
(b)
2,564,831
39,711,870
Materials - 0.3%
2,318 Air Products and Chemicals, Inc. 774,977
Real Estate - 0.7%
4,439 American Tower Corp. REIT 927,751
25,155 Weyerhaeuser Co. REIT 811,500
1,739,251
Utilities - 1.2%
37,380 NextEra Energy, Inc.
(a)
2,940,685
Total Common Stock (Cost $53,502,265) 123,530,566
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 28.0%
U.S. Treasury Securities - 28.0%
$ 2,000,000 U.S. Treasury Bill
(c)
5.08% 06/12/25 1,955,280
10,000,000 U.S. Treasury Bill
(a)(c)
3.96  09/04/25 9,680,108
5,000,000 U.S. Treasury Note/Bond
(a)
4.25  12/31/24 4,998,213
10,000,000 U.S. Treasury Note/Bond
(a)
4.63  02/28/25 10,002,366
5,000,000 U.S. Treasury Note/Bond
(a)
2.75  02/28/25 4,979,130
7,500,000 U.S. Treasury Note/Bond 3.88  04/30/25 7,483,708
7,500,000 U.S. Treasury Note/Bond 4.63  06/30/25 7,508,775
3,000,000 U.S. Treasury Note/Bond
(a)
4.25  10/15/25 2,996,620
10,000,000 U.S. Treasury Note/Bond 4.88  04/30/26 10,081,641
7,500,000 U.S. Treasury Note/Bond
(a)
4.13  10/31/26 7,490,039
67,175,880
Total U.S. Government & Agency Obligations (Cost $67,034,519) 67,175,880
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(b)
(Cost $0) $ 22.00 08/03/27 11,877

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares Security Description Value
Money Market Fund - 18.6%
44,624,947 First American Government Obligations Fund, Class X, 4.56%
(d)
(Cost $44,624,947) $ 44,624,947
Investments, at value - 98.2% (Cost $165,161,731) $ 235,343,270
Total Written Options - (1.8)% (Premiums Received $(3,400,453)) (4,199,585)
Other Assets & Liabilities, Net - 3.6% 8,526,358
Net Assets - 100.0% $ 239,670,043

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
November 30, 2024

Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (1.8)%
Call Options Written - (1.7)%
(5) CBOE S&P 500 INDEX $ 5,850.00 12/24 $ 2,999,370 $ (96,000)
(10) CBOE S&P 500 INDEX 5,700.00 12/24 5,998,740 (339,600)
(10) CBOE S&P 500 INDEX 5,700.00 12/24 5,998,740 (348,100)
(10) CBOE S&P 500 INDEX 5,900.00 12/24 5,998,740 (172,800)
(5) CBOE S&P 500 INDEX 5,800.00 12/24 2,999,370 (131,750)
(10) CBOE S&P 500 INDEX 5,750.00 12/24 5,998,740 (310,450)
(5) CBOE S&P 500 INDEX 5,700.00 12/24 2,999,370 (179,225)
(10) CBOE S&P 500 INDEX 5,750.00 01/25 5,998,740 (323,350)
(10) CBOE S&P 500 INDEX 5,725.00 01/25 5,998,740 (346,750)
(10) CBOE S&P 500 INDEX 5,700.00 01/25 5,998,740 (370,550)
(5) CBOE S&P 500 INDEX 5,900.00 01/25 2,999,370 (103,925)
(10) CBOE S&P 500 INDEX 5,850.00 01/25 5,998,740 (250,700)
(10) CBOE S&P 500 INDEX 5,800.00 01/25 5,998,740 (294,850)
(5) CBOE S&P 500 INDEX 5,900.00 01/25 2,999,370 (110,250)
(15) CBOE S&P 500 INDEX 5,840.00 01/25 8,998,110 (407,175)
(10) CBOE S&P 500 INDEX 6,000.00 02/25 5,998,740 (167,100)
(5) CBOE S&P 500 INDEX 5,975.00 02/25 2,999,370 (92,700)
Total Call Options Written (Premiums Received $(2,860,860)) (4,045,275)
Put Options Written - (0.1)%
(10) CBOE S&P 500 INDEX 5,400.00 12/24 5,400,000 (200)
(10) CBOE S&P 500 INDEX 5,375.00 12/24 5,375,000 (175)
(5) CBOE S&P 500 INDEX 5,350.00 12/24 2,675,000 (713)
(5) CBOE S&P 500 INDEX 5,325.00 12/24 2,662,500 (675)
(5) CBOE S&P 500 INDEX 5,300.00 12/24 2,650,000 (650)
(5) CBOE S&P 500 INDEX 5,250.00 12/24 2,625,000 (625)
(10) CBOE S&P 500 INDEX 5,400.00 12/24 5,400,000 (3,940)
(5) CBOE S&P 500 INDEX 5,375.00 12/24 2,687,500 (1,850)
(10) CBOE S&P 500 INDEX 5,350.00 12/24 5,350,000 (3,600)
(5) CBOE S&P 500 INDEX 5,275.00 12/24 2,637,500 (1,600)
(5) CBOE S&P 500 INDEX 5,150.00 12/24 2,575,000 (1,362)
(10) CBOE S&P 500 INDEX 5,600.00 01/25 5,600,000 (9,800)
(5) CBOE S&P 500 INDEX 5,575.00 01/25 2,787,500 (4,510)
(5) CBOE S&P 500 INDEX 5,500.00 01/25 2,750,000 (3,790)
(5) CBOE S&P 500 INDEX 5,475.00 01/25 2,737,500 (3,600)
(5) CBOE S&P 500 INDEX 5,450.00 01/25 2,725,000 (3,400)
(5) CBOE S&P 500 INDEX 5,200.00 01/25 2,600,000 (2,275)
(5) CBOE S&P 500 INDEX 5,050.00 01/25 2,525,000 (1,900)
(5) CBOE S&P 500 INDEX 5,600.00 01/25 2,800,000 (7,275)
(10) CBOE S&P 500 INDEX 5,575.00 01/25 5,575,000 (13,600)
(10) CBOE S&P 500 INDEX 5,550.00 01/25 5,550,000 (12,850)
(10) CBOE S&P 500 INDEX 5,600.00 01/25 5,600,000 (18,020)
(10) CBOE S&P 500 INDEX 5,475.00 01/25 5,475,000 (13,550)
(5) CBOE S&P 500 INDEX 5,425.00 01/25 2,712,500 (6,075)
(10) CBOE S&P 500 INDEX 5,600.00 02/25 5,600,000 (26,000)
(5) CBOE S&P 500 INDEX 5,575.00 02/25 2,787,500 (12,275)
Total Put Options Written (Premiums Received $(539,593)) (154,310)
Total Written Options - (1.8)% (Premiums Received
$(3,400,453)) $ (4,199,585)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
November 30, 2024

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of November 30, 2024.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) All or a portion of this security is held as collateral for written options.
(b) Non-income producing security.
(c) Zero coupon bond. Interest rate presented is yield to maturity.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of November 30, 2024.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 13,274,022 $ – $ – $ 13,274,022
Consumer Discretionary 10,607,964 – – 10,607,964
Consumer Staples 7,793,014 – – 7,793,014
Energy 4,998,809 – – 4,998,809
Financials 19,692,321 – – 19,692,321
Health Care 14,627,389 – – 14,627,389
Industrials 7,370,264 – – 7,370,264
Information Technology 39,711,870 – – 39,711,870
Materials 774,977 – – 774,977
Real Estate 1,739,251 – – 1,739,251
Utilities 2,940,685 – – 2,940,685
U.S. Government & Agency Obligations – 67,175,880 – 67,175,880
Warrants 11,877 – – 11,877
Money Market Fund 44,624,947 – – 44,624,947
Investments at Value $ 168,167,390 $ 67,175,880 $ – $ 235,343,270
Total Assets $ 168,167,390 $ 67,175,880 $ – $ 235,343,270
Liabilities
Other Financial Instruments*
Written Options (396,935) (3,802,650) – (4,199,585)
Total Liabilities $ (396,935) $ (3,802,650) $ – $ (4,199,585)
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
November 30, 2024

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.